Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	$ 1,730	$ 475	$ (980)
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(1,848)	(2,113)	(1,192)
Acquisitions of proved and unproved properties	(128)	(88)	(115)
Proceeds from divestitures of proved and unproved properties	2,231	1,249	1,406
Additions to other property and equipment	(21)	(21)	(37)
Proceeds from sales of other property and equipment	147	55	131
Proceeds from sales of investments	74	0	0
Net Cash Provided By (Used In) Investing Activities	455	(918)	116
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	7,771	5,146
Payments on revolving credit facility borrowings	(12,059)	(6,990)	(5,146)
Proceeds from issuance of senior notes, net	1,236
Proceeds from issuance of senior notes, net	1,236	1,585	2,210
Cash paid to purchase debt	(2,813)	(2,592)	(2,734)
Cash paid for preferred stock dividends	(92)	(183)	0
Other financing activities	(155)	(25)
Intercompany advances, net	0	0
Net Cash Provided By (Used In) Financing Activities	(2,186)	(434)	921
Net increase (decrease) in cash and cash equivalents	(1)	(877)	57
Cash and cash equivalents, beginning of period	5	882	825
Cash and cash equivalents, end of period	4	5	882
Eliminations [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	(7)	(10)
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	0	0
Acquisitions of proved and unproved properties	0	0
Proceeds from divestitures of proved and unproved properties	0	0
Additions to other property and equipment	0	0
Proceeds from sales of other property and equipment	0	0
Proceeds from sales of investments	0
Net Cash Provided By (Used In) Investing Activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	0	0
Payments on revolving credit facility borrowings	0	0
Proceeds from issuance of senior notes, net	0
Proceeds from issuance of senior notes, net		0
Cash paid to purchase debt	0	0
Cash paid for preferred stock dividends	0	0
Other financing activities	7	32
Intercompany advances, net	1	0
Net Cash Provided By (Used In) Financing Activities	8	32
Net increase (decrease) in cash and cash equivalents	1	22
Cash and cash equivalents, beginning of period	(3)	(25)
Cash and cash equivalents, end of period	(2)	(3)	(25)
Parent [Member] | Reportable legal entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	85	5
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	0	0
Acquisitions of proved and unproved properties	0	0
Proceeds from divestitures of proved and unproved properties	0	0
Additions to other property and equipment	0	0
Proceeds from sales of other property and equipment	0	0
Proceeds from sales of investments	0
Net Cash Provided By (Used In) Investing Activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	7,771
Payments on revolving credit facility borrowings	(12,059)	(6,990)
Proceeds from issuance of senior notes, net	1,236
Proceeds from issuance of senior notes, net		1,585
Cash paid to purchase debt	(2,813)	(2,592)
Cash paid for preferred stock dividends	(92)	(183)
Other financing activities	(26)	(39)
Intercompany advances, net	1,971	(456)
Net Cash Provided By (Used In) Financing Activities	(86)	(904)
Net increase (decrease) in cash and cash equivalents	(1)	(899)
Cash and cash equivalents, beginning of period	5	904
Cash and cash equivalents, end of period	4	5	904
Guarantor Subsidiaries [Member] | Reportable legal entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	1,642	466
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(1,848)	(2,113)
Acquisitions of proved and unproved properties	(128)	(88)
Proceeds from divestitures of proved and unproved properties	2,231	1,249
Additions to other property and equipment	(21)	(21)
Proceeds from sales of other property and equipment	147	55
Proceeds from sales of investments	74
Net Cash Provided By (Used In) Investing Activities	455	(918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	0	0
Payments on revolving credit facility borrowings	0	0
Proceeds from issuance of senior notes, net	0
Proceeds from issuance of senior notes, net		0
Cash paid to purchase debt	0	0
Cash paid for preferred stock dividends	0	0
Other financing activities	(123)	(5)
Intercompany advances, net	(1,974)	456
Net Cash Provided By (Used In) Financing Activities	(2,097)	451
Net increase (decrease) in cash and cash equivalents	0	(1)
Cash and cash equivalents, beginning of period	1	2
Cash and cash equivalents, end of period	1	1	2
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	10	14
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	0	0
Acquisitions of proved and unproved properties	0	0
Proceeds from divestitures of proved and unproved properties	0	0
Additions to other property and equipment	0	0
Proceeds from sales of other property and equipment	0	0
Proceeds from sales of investments	0
Net Cash Provided By (Used In) Investing Activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	0	0
Payments on revolving credit facility borrowings	0	0
Proceeds from issuance of senior notes, net	0
Proceeds from issuance of senior notes, net		0
Cash paid to purchase debt	0	0
Cash paid for preferred stock dividends	0	0
Other financing activities	(13)	(13)
Intercompany advances, net	2	0
Net Cash Provided By (Used In) Financing Activities	(11)	(13)
Net increase (decrease) in cash and cash equivalents	(1)	1
Cash and cash equivalents, beginning of period	2	1
Cash and cash equivalents, end of period	$ 1	$ 2	$ 1